Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

&

Croft Income Fund

ANNUAL REPORT

April 30, 2010

CROFT VALUE FUND

MANAGERS COMMENTARY

APRIL 30, 2010 (UNAUDITED)

June 30, 2010

Dear Shareholder:

The Croft Value Fund continues to be managed under the same value-oriented philosophy in combination with contrarian idea generation.  For the fiscal year ended April 30, 2010, the Croft Value Fund’s outperformance compared to the S&P 500 Index was in part due to our exposure to the industrial, energy and commodity sectors which benefitted from a year of returning demand and tightening supply.  Our investment strategy is to seek perceived undervalued stocks with long term stock price appreciation potential along with low portfolio turnover.  In seeking to find these investments, we look for companies that have underappreciated potential catalysts, relatively low price-to-earnings (P/E) ratios with superior long term earnings growth, and contrarian ideas that have fallen out of favor with the market but still have good underlying prospects.

Diversification is as important as ever.  We feel it is necessary to keep exposure to companies that will benefit from a domestic and global economic turnaround.  At the same time, we believe good long term value can be found in traditional large capitalization, stable demand companies that are selling at very reasonable valuations.

At this point, the domestic economy has somewhat stabilized but still has a lot of room for improvement.  Unemployment has remained under 10%, housing starts are returning, consumer confidence is rising, and manufacturing indices are increasing.  With the first quarter of 2010 under our belt, companies continue to beat earnings estimates and raise their outlooks for the future.  Strongly managed companies were able to cut costs, strip down inventories, and weather the downturn fairly well.  Despite the vast majority of our holdings being incorporated in the United States, many have large international divisions, making our understanding of international situations an integral part of our portfolio construction.

While things have certainly taken a turn for the better, there is still plenty of economic uncertainty in the world.  This is why we will stick to our strategies and look for opportunities, as stock selection is crucial to our efforts to provide above-average returns for our shareholders.

Thank you for your investment in the Croft Value Fund.

Sincerely,

Kent Croft

President

CROFT INCOME FUND

MANAGERS COMMENTARY

APRIL 30, 2010 (UNAUDITED)

June 30, 2010

Dear Shareholder:

During a full year of widespread speculation surrounding interest rates, inflation, deflation, mortgage defaults, and municipal struggles, we focused on maintaining our philosophy of sticking to what we do know, rather than attempting to time the actions taken by the government and other policy makers.  Throughout the year ended April 30, 2010, we largely saw an improving domestic economy along with an improving domestic currency.  This is why we opportunistically added U.S. Treasuries to the Fund, as international worries had foreign investors fleeing to the safety of U.S. backed securities.  Our holdings in U.S. Treasuries increased to approximately 9.5% from 0%, mostly occurring in the second half of the fiscal year.

On the other hand, domestic economic indicators have improved for the most part since the start of the fiscal year.  We took the opportunity to add to both existing corporate positions as well as new corporate debt.  We concentrated on companies that we know well, seeking shorter term bonds with higher coupons to minimize the effect of an inevitable increase in interest rates.  By narrowing our focus to these types of investments, we were able to outperform the Barclays Capital Intermediate U.S. Government/Credit Bond Index in the fiscal year.  At this point, the Fund has a balanced portfolio of U.S. Treasuries, FDIC-guaranteed issues, and corporate bonds.

As of April 30, 2010, the Income Fund had the following characteristics: SEC yield of approximately 4%, weighted average duration of 3.9 years (a measure of sensitivity to interest rates and down from 5.1 years last year), and weighted average maturity of 5 years (down from 7.3 years last year).  We continue to manage our credit risk through industry diversification and individual company analysis.  As of May 31, 2010, we held 102 corporate bond issues in 21 different sectors.

               Thank you for your investment in the Croft Income Fund.

Sincerely,

Kent Croft

President

CROFT VALUE FUND

GRAPHICAL ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

Cumulative Performance Comparison $10,000 Investment Since May 1, 2000*

CROFT INCOME FUND

GRAPHICAL ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

Cumulative Performance Comparison $10,000 Investment Since May 1, 2000*

*This chart assumes an initial investment of $10,000 made on May 1, 2000.

** The Advisor has agreed to waive its advisory fees and/or reimburse fund expenses (excluding brokerage, commissions, underlying fund fees and expenses or extraordinary expenses) through August 30, 2010 to limit total annual fund operating expenses for the Income Fund to 1.10%. The Fund's total gross annual operating expenses, including underlying Funds is 1.99%.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

Shares/Principal		Fair Value

COMMON STOCKS - 87.86%

Agricultural - 1.65%
22,202	Monsanto Company	$1,400,058
34,133	Potash Corp. of Saskatchewan, Inc.	3,771,697
		5,171,755
Banks, S&Ls and Brokers - 2.98%
306,816	Bank of America Corp.	5,470,529
124,033	Bank of New York Mellon Corp.	3,861,147
		9,331,676
Building & Construction - 2.43%
37,580	Jacobs Engineering Group, Inc. *	1,812,108
25,816	Fluor Corp.	1,364,117
148,338	Foster Wheeler Ltd. *	4,447,173
		7,623,398
Business Services - 0.49%
120,239	Convergys Corp. *	1,519,821

Capital Equipment - 5.98%
80,919	Baldor Electric Co.	3,108,099
56,516	Caterpillar, Inc.	3,848,174
78,285	Deere & Co.	4,683,009
22,987	Flowserve Corp.	2,633,850
59,461	United Technologies Corp.	4,456,602
		18,729,734
Chemicals - 1.10%
86,385	E.I. du Pont de Nemours & Co.	3,441,578

Consumer Non-Durables - 3.38%
105,731	Philip Morris International, Inc.	5,189,277
87,091	Procter & Gamble Co.	5,413,577
		10,602,854
Energy - 0.27%
24,763	Suncor Energy, Inc.	846,152

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2010

Shares/Principal		Fair Value

Financial Services - 2.11%
287,711	Invesco Ltd. ADR	6,614,476

Forester Products - 3.12%
38,974	Potlatch Corp.	1,459,966
54,663	Plum Creek Timber Co., Inc.	2,175,587
123,874	Weyerhaeuser Co.	6,134,240
		9,769,793
Gas & Gas Transmission - 1.11%
146,642	Williams Companies, Inc.	3,462,218

Healthcare - 4.72%
43,237	Aetna, Inc.	1,277,653
46,829	Baxter International, Inc.	2,211,265
37,514	Becton Dickinson & Co.	2,864,944
25,205	CVS Caremark Corp.	930,569
13,299	Edwards Lifesciences Corp. *	1,370,861
96,473	Qiagen N.V. *	2,204,408
40,573	Stryker Corp.	2,330,513
52,354	Unitedhealth Group, Inc.	1,586,850
		14,777,063
Industrial Goods - 2.55%
160,124	ABB Ltd. ADR *	3,067,976
46,034	Allegheny Technologies, Inc.	2,461,438
29,649	Valmont Industries, Inc.	2,469,465
		7,998,879
Insurance Agents & Brokers - 0.75%
97,350	Marsh & McLennan Companies, Inc.	2,357,817

International Oil & Gas - 4.33%
13,895	Chevron Corp.	1,131,609
43,999	Crescent Point Energy Corp. *	1,863,624
65,946	Nexen, Inc.	1,601,169
178,356	Petrobank Energy & Resources Ltd.	8,977,381
		13,573,783

ADR - American Depositary Receipt

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Life Insurance - 3.23%
127,187	MetLife, Inc.	5,797,183
68,203	Prudential Financial, Inc.	4,334,983
		10,132,166
Media & Entertainment - 2.67%
95,187	Cablevision Systems Corp. - NY Group - Class A	2,611,931
91,239	Directv Group, Inc. - Class A *	3,306,501
43,370	Time Warner Cable, Inc.	2,439,563
		8,357,995
Metals & Mining - 3.38%
29,130	BHP Billiton Ltd. ADR	2,120,373
62,127	Freeport McMoran Copper & Gold, Inc.	4,692,452
138,850	Quadra Mining Ltd. *	2,103,623
84,794	Silver Wheaton Corp. *	1,655,179
		10,571,627
Multi-Industry - 6.43%
237,426	General Electric Co.	4,477,854
114,541	Honeywell International, Inc.	5,437,261
95,961	ITT Corp.	5,332,553
126,339	Tyco International, Inc.	4,900,690
		20,148,358
Natural Gas - 3.09%
56,693	Atlas Energy, Inc. *	2,042,649
94,510	Southwestern Energy Co. *	3,750,157
81,545	Ultra Petroleum Corp. *	3,895,404
		9,688,210
Oil - 2.70%
52,932	Baker Hughes, Inc.	2,633,900
122,495	Brigham Exploration Co. *	2,389,878
41,034	Hess Corporation	2,607,711
55,239	Venoco, Inc. *	823,061
		8,454,550

ADR - American Depositary Receipt

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Pharmaceuticals - 6.01%
21,861	Cephalon, Inc. *	1,403,476
96,630	ICON PLC. ADR *	2,818,697
66,080	Johnson & Johnson	4,248,944
90,448	Merck & Co., Inc.	3,169,298
242,744	Pfizer, Inc.	4,058,680
114,174	Pharmaceutical Product Development, Inc.	3,140,927
		18,840,022
Property & Casualty Insurance - 3.60%
130,674	Allstate Corp.	4,269,120
131,527	Ace Ltd.	6,995,921
		11,265,041
Real Estate - 0.83%
149,525	CB Richard Ellis Group, Inc. - Class A *	2,589,773

Retail Stores - 3.36%
52,613	Best Buy Company, Inc.	2,394,944
118,878	Collective Brands, Inc. *	2,787,689
197,222	Lowes Companies, Inc.	5,348,661
		10,531,294
Specialty Chemicals - 4.56%
36,973	3M Co.	3,278,396
37,018	Albemarle Corp.	1,690,242
99,181	FMC Corp.	6,311,879
121,686	Nalco Chemical Co.	3,009,295
		14,289,812
Technology - 4.85%
90,776	Altera Corp.	2,302,079
6,215	Apple Computer Inc. *	1,622,674
152,441	Applied Materials, Inc.	2,100,637
217,846	Cisco Systems, Inc. *	5,866,593
110,653	Corning, Inc.	2,130,070
149,740	Flextronics International Ltd. *	1,158,988
		15,181,041

ADR - American Depositary Receipt

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Telecommunications - 3.01%
54,745	Amdocs Ltd. *	1,748,555
193,268	General Cable Corp. *	5,521,667
55,829	Qualcomm Inc.	2,159,466
		9,429,688
Transportation - 1.59%
19,823	Canadian National Railway Co.	1,185,217
64,137	Norfolk Southern Corp.	3,805,248
		4,990,465
Utilities - 1.58%
57,386	FPL Group, Inc.	2,986,941
45,032	PG&E Corp.	1,972,402
		4,959,343

TOTAL FOR COMMON STOCKS (Cost $248,046,404) - 87.86%		$275,250,382

U.S. Government Obligations - 2.79%
2,000,000	U.S. Treasury Notes, 2.000%, 9/30/2010	$ 2,014,296
3,000,000	U.S. Treasury Notes, 0.875%, 2/28/2011	3,011,835
700,000	U.S. Treasury Notes, 0.875%, 3/31/2011	702,843
3,000,000	U.S. Treasury Notes, 0.875%, 2/29/2012	2,999,190

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $8,735,602) - 2.79%		$ 8,728,164

SHORT TERM INVESTMENTS - 11.60%
36,354,630	AIM Short-term Investment Company Prime Portfolio 0.13% **	36,354,630

TOTAL FOR SHORT TERM INVESTMENTS (Cost $36,354,630) - 11.60%		$36,354,630

TOTAL INVESTMENTS (Cost $293,136,636) - 102.25%		$320,333,176

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.25)%		(7,045,863)

NET ASSETS - 100.00%		$313,287,313

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at April 30, 2010.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

Shares/Principal		Fair Value

CLOSED END MUTUAL FUNDS - 1.96%

Taxable Bond Funds - 1.96%
6,200	Alliance Bernstein Global High Income Fund *	$ 88,970
9,600	Templeton Emerging Markets Income Fund *	145,248
4,500	Western Asset Worldwide Income Fund *	59,265
		293,483

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 1.96%		$ 293,483

CORPORATE BONDS - 77.65%

Accident & Health Insurance - 0.15%
22,000	Unumprovident Corp., 7.625%, 3/1/11	$22,832

Building Materials & Housing - 2.97%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	122,585
300,000	Weyerhaeuser Co., 6.75%, 3/15/12	322,946
		445,531
Business Equipment - 4.13%
80,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/11	84,500
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	202,415
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	51,144
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	165,281
105,000	United Technology Corp., 5.375%, 12/15/17	115,753
		619,093
Business Services - 1.07%
145,000	United Parcel Services, 5.50%, 1/15/18	160,657

Cable TV & Cellular Telephone - 0.76%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	113,775

* Closed-end security

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2010

Shares/Principal		Fair Value

Capital Goods - 1.71%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	174,384
75,000	General Dynamics Corp., 5.25%, 2/1/14	82,987
		257,371
Chemicals - 1.92%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	87,993
150,000	Dupont EI De Nemours, 6.000% 7/15/18	168,989
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,692
		288,674
Education - 0.29%
40,000	Duke University, 5.15%, 4/1/19	42,920

Electric & Gas Utilities - 4.59%
125,000	American Electric Power Corp., 5.250%, 6/1/15	135,137
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	109,515
160,000	Duke Energy Corp., 6.30%, 2/1/14	179,612
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	69,245
185,000	Exelon Corp., 4.90%, 6/15/15	195,325
		688,834
Electronic Instruments and Controls - 0.71%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	43,382
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	63,650
		107,032
Energy and Energy Services - 10.37%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	139,759
140,000	BP Capital Markets PLC, 5.25%, 11/7/13	154,562
100,000	Baker Hughes, Inc., 7.5%, 11/15/18	121,764
30,000	Baker Hughes, Inc., 6.5%, 11/15/13	34,463
60,000	Tosco Corp., 7.80%, 1/1/27	72,410
30,000	Conocophillips Corp., 4.75%, 2/1/14	32,683
100,000	Conocophillips Corp., 5.20%, 5/15/18	107,742
65,000	Global Marine, Inc., 7.000%, 6/1/28	72,800
135,000	Occidental Petroleum, 6.75%, 1/15/12	147,230
125,000	Pepco Holdings, Inc., 6.45%, 8/15/12	136,072
60,000	Petrohawk Energy Corp., 9.125%, 7/15/13	62,700

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Energy and Energy Services (Continued) - 10.37%
100,000	Shell International Finance BV, 4.00%, 3/21/14	105,961
185,000	Sunoco, Inc., 4.875%, 10/15/14	190,086
105,000	Weatherford International, Inc., 5.95%, 6/15/12	113,385
60,000	Weatherford International, Inc., 6.625%, 11/15/11	64,421
		1,556,038
Environmental Service/Pollution Control - 0.35%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	52,572

Financial Services - 10.40%
145,000	Allstate Corp., 6.20%, 5/16/14	162,821
130,000	American Express Credit Co., 5.125%, 8/25/14	139,778
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	173,451
100,000	Charles Schwab Corp., 4.95%, 6/1/14	107,515
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	68,082
200,000	CIGNA Corp., 6.375%, 10/15/11	212,912
55,000	General Electric Capital Corp., 3.00%, 12/9/11	56,844
55,000	Goldman Sachs Group, 3.25%, 6/15/12	57,409
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	56,936
120,000	Marsh & McLennan Co., 5.750%, 9/15/15	128,752
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	147,544
70,000	Merrill Lynch & Co., 6.15%, 4/25/13	75,748
55,000	Wells Fargo & Co., 3.00%, 12/9/11	56,862
110,000	Wells Fargo & Co., 4.375%, 1/31/13	116,280
		1,560,934
Food & Drug Producers - 4.10%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	109,935
70,000	Bunge, Ltd., 5.35%, 4/15/14	74,052
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	107,256
160,000	Pepsico, Inc., 7.90%, 11/1/18	201,824
110,000	Pfizer, Inc., 5.35%, 3/15/15	122,344
		615,411
Gas & Gas Transmission - 2.27%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	76,000
150,000	Sonat, Inc., 7.625%, 7/15/2011	156,183
100,000	Panhandle Eastern Pipeline., 6.05%, 8/15/2013	108,669
		340,852

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Home Improvement Stores - 0.21%
30,000	Home Depot, Inc., 5.20%, 3/1/11	31,054

Home Lawn & Garden Equipment - 0.70%
100,000	Toro Company Debentures, 7.800%, 6/15/27	105,736

Industrial Goods - 6.79%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	74,766
136,000	General Electric Co., 5.25%, 12/6/17	144,650
90,000	Honeywell International, Inc., 4.25%, 3/1/13	96,266
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	134,362
235,000	Nalco Company., 8.875%, 11/15/13	242,050
160,000	Tyco International, Ltd., 6.75%, 2/15/11	167,202
150,000	Xerox Corp., 6.875%, 8/15/11	159,613
		1,018,909
International Gas & Oil - 1.26%
175,000	Nexen, Inc., 5.05%. 11/20/13	188,744

Life Insurance - 2.50%
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	41,169
160,000	Prudential Financial, Inc., 4.5%, 7/15/13	167,616
160,000	United Health Group, Inc., 5.25%, 3/15/2011	165,605
		374,390
Media & Entertainment - 3.33%
150,000	Liberty Media, Corp., 5.700%, 5/15/13	150,750
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	222,562
110,000	Washington Post Co., 7.25%, 2/1/19	125,996
		499,308
Metal & Mining - 6.02%
270,000	Arch Western Finance, 6.75%, 7/1/13	272,025
165,000	BHP Finance USA, 5.5%, 4/1/14	183,337
75,000	Freeport McMoran, 8.375%, 4/1/17	84,094
100,000	Nucor Corp., 5.75%, 12/1/17	110,367
125,000	Peabody Energy Corp., 6.875%, 3/15/13	126,563
125,000	U.S. Steel Corp., 7.000%, 2/1/18	127,188
		903,574

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Miscellaneous Consumer Goods & Services - 2.10%
90,000	Brown-Forman Corp., 5.00% 2/1/14	98,073
90,000	Proctor & Gamble Co., 4.60% 1/15/14	97,416
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	119,129
		314,618
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.79%
150,000	Albemarle Corp., 5.100%, 2/1/15	159,244
100,000	Potash Corp. of Saskathewan, 5.25%, 5/15/14	109,505
		268,749
Printing & Publishing - 1.33%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	199,808

Retail Stores - 1.54%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	41,085
70,000	Auto Zone, Inc., 6.95%, 6/15/16	80,325
90,000	Staples, Inc., 9.75%, 1/15/14	110,241
		231,651
Semiconductors - 0.20%
30,000	Flextronics International, 9.875%, 7/1/10	29,528

Steel & Iron - 1.29%
185,000	Carpenter Technology, 7.625%, 8/15/11	193,122

Telephones & Communications - 1.71%
186,000	AT&T Corp. Liberty Media, LLC., 8.25%, 2/1/30	173,678
75,000	AT&T Corp., 4.85%, 2/15/14	81,339
1,589	Nynex Corp Amort Debentures, 9.55%, 5/1/10	1,589
		256,606
Technology - 1.09%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	163,540

TOTAL FOR CORPORATE BONDS (Cost $10,688,351) - 77.65%		$11,651,863

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

CONVERTIBLE BONDS - 1.62%
150,000	General Cable Corp., 0.875%, 11/15/13	134,813
130,000	General Cable Corp., 1.00%, 10/15/12	108,550
		243,363

TOTAL FOR CONVERTIBLE BONDS (Cost $225,338) - 1.62%		$243,363

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 11.22%
100,000	Fannie Mae, 4.50%, 12/18/17	$100,063
43,000	Fannie Mae, 4.50%, 6/11/18	43,027
125,000	Federal Farm Credit Bank, 5.41%, 11/7/16	132,695
400,000	U.S. Treasury Notes, 0.875%, 1/31/2012	400,203
1,000,000	U.S. Treasury Notes, 2.000%, 9/30/2010	1,007,148
		1,683,136

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $1,667,927) - 11.22%		$ 1,683,136

MUNICIPAL BONDS - 0.73%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15	110,274

TOTAL FOR MUNICIPAL BONDS (Cost $108,393) - 0.73%		$110,274

SHORT TERM INVESTMENTS - 5.49%
823,656	AIM Short-term Investment Company Prime Portfolio 0.13% **	823,656

TOTAL FOR SHORT TERM INVESTMENTS (Cost $823,656) - 5.49%		$ 823,656

TOTAL INVESTMENTS (Cost $13,741,192) - 98.67%		$14,805,775

OTHER ASSETS LESS LIABILITIES - 1.33%		199,530

NET ASSETS - 100.00%		$15,005,305

** Variable rate security; the coupon rate shown represents the yield at April 30, 2010.

    The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $293,136,636 and $13,741,192, respectively)	$ 320,333,176	$ 14,805,775

Cash	333,905	35,000
Receivables:
Fund Shares Sold	2,270,544	-
Dividends and Interest	161,611	191,454
Prepaid Expenses	7,280	6,399
Total Assets	323,106,516	15,038,628
Liabilities:
Payables:
Fund Shares Redeemed	486,947	171
Accrued Management Fees	8,152	105
Distribution Fees Payable to the Advisor	2,168	205
Dividends Payable	-	14,602
Other Accrued Expenses	28,510	18,240
Securities Purchased	9,293,426	-
Total Liabilities	9,819,203	33,323
Net Assets	$ 313,287,313	$ 15,005,305

Net Assets Consist of:
Paid In Capital	$ 297,551,817	$ 14,732,764
Accumulated Undistributed Net Investment Income	-	25,553
Accumulated Realized Loss on Investments	(11,461,044)	(817,595)
Unrealized Appreciation/(Depreciation) in Value of Investments	27,196,540	1,064,583
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft Funds Corporation, which includes the Value Fund and the Income Fund), for 14,324,159 and 1,520,201 Shares Outstanding.

	$ 313,287,313	$ 15,005,305

Net Asset Value and Offering Price Per Share	$ 21.87	$ 9.87

Short-term Redemption Price Per Share ($21.87 x 0.98 and $9.87 x 0.98) *	$ 21.43	$ 9.67

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

STATEMENT OF OPERATIONS

For the year ended APRIL 30, 2010

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign witholding taxes of $23,484 and $0, respectively)	$1,930,286	$21,605
Interest	29,403	640,779
Total Investment Income	1,959,689	662,384

Expenses:
Advisory Fees (Note 4)	1,372,586	100,815
Distribution Fees	365,049	31,904
Transfer Agent and Fund Accounting Fees	67,580	30,252
Custody Fees	37,596	7,731
Registration Fees	23,385	23,716
Audit Fees	14,499	16,501
Insurance Fees	12,501	10,701
Legal Fees	11,988	12,020
Miscellaneous Fees	4,039	3,100
Printing and Mailing Fees	21,826	9,825
Director Fees	1,326	1,475
Total Expenses	1,932,375	248,040
Fees Waived and Reimbursed by the Advisor (Note 4)	-	(107,665)
Net Expenses	1,932,375	140,375

Net Investment Income	27,314	522,009

Realized and Unrealized Gain on Investments:
Realized Gain (Loss) on Investments	(222,137)	48,045
Net Change in Unrealized Appreciation/(Depreciation) on Investments	45,120,705	1,053,926
Net Realized and Unrealized Gain on Investments	44,898,568	1,101,971

Net Increase in Net Assets Resulting from Operations	$44,925,882	$1,623,980

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	4/30/2010	4/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 27,314	$ 210,698
Net Realized Gain (Loss) on Investments	(222,137)	(11,189,644)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	45,120,705	(23,415,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,925,882	(34,394,556)

Distributions to Shareholders from:
Net Investment Income	(164,140)	(216,487)
Realized Gains	-	(384,866)
Net Change in Net Assets from Distributions	(164,140)	(601,353)

Capital Share Transactions:
Proceeds from Sale of Shares	231,794,739	85,642,758
Proceeds from Shares Issued from Transfers In-Kind	1,830,113	-
Shares Issued on Reinvestment of Dividends	162,811	589,865
Cost of Shares Redeemed	(34,678,974)	(43,200,771)
Net Increase from Shareholder Activity	199,108,689	43,031,852

Net Assets:
Net Increase in Net Assets	243,870,431	8,035,943
Beginning of Period	69,416,882	61,380,939
End of Period (Including Accumulated Undistributed Net Investment Income of $0 and $20,350, respectively)
	$313,287,313	$ 69,416,882

Share Transactions:
Shares Sold	11,529,098	4,644,266
Shares Issued from Transfers In-Kind	91,827	-
Shares Issued on Reinvestment of Dividends	7,977	40,906
Shares Redeemed	(1,825,935)	(2,602,702)
Net Increase in Shares	9,802,967	2,082,470
Outstanding at Beginning of Period	4,521,192	2,438,722
Outstanding at End of Period	14,324,159	4,521,192

The accompanying notes are an integral part of these financial statements

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	4/30/2010	4/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 522,009	$ 443,649
Net Realized Gain (Loss) on Investments	48,045	(726,101)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,053,926	(71,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,623,980	(354,039)

Distributions to Shareholders:
Net Investment Income	(527,064)	(437,520)
Net Change in Net Assets from Distributions	(527,064)	(437,520)

Capital Share Transactions:
Proceeds from Sale of Shares	5,580,012	1,745,067
Shares Issued on Reinvestment of Dividends	463,594	390,189
Cost of Shares Redeemed	(2,730,005)	(1,199,443)
Net Increase from Shareholder Activity	3,313,601	935,813

Net Assets:
Net Increase in Net Assets	4,410,517	144,254
Beginning of Period	10,594,788	10,450,534
End of Period (Including Accumulated Undistributed Net Investment Income of $25,553 and $30,608, respectively)
	$15,005,305	$10,594,788

Share Transactions:
Shares Sold	575,052	193,554
Shares Issued on Reinvestment of Dividends	47,875	42,982
Shares Redeemed	(282,008)	(130,870)
Net Increase in Shares	340,919	105,666
Outstanding at Beginning of Period	1,179,282	1,073,616
Outstanding at End of Period	1,520,201	1,179,282

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the Years Ended April 30,
	2010		2009		2008	2007	2006

Net Asset Value, at Beginning of Period	$15.35		$25.17		$24.27	$21.94	$18.57

Income (Loss) From Investment Operations:
Net Investment Income *	0.00	**	0.06		0.08	0.13	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	6.54		(9.72)		1.72	3.27	4.80
Total from Investment Operations	6.54		(9.66)		1.80	3.40	4.83

Distributions:
Net Investment Income	(0.02)		(0.06)		(0.08)	(0.11)	(0.06)
Realized Gains	-		(0.10)		(0.82)	(0.96)	(1.40)
Total from Distributions	(0.02)		(0.16)		(0.90)	(1.07)	(1.46)

Proceeds from Redemption Fees	-	**	-	**	-	-	-

Net Asset Value, at End of Period	$21.87		$15.35		$25.17	$24.27	$21.94

Total Return ***	42.63%		(38.35)%		7.28%	15.86%	26.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$313,287		$69,417		$61,381	$21,969	$11,024
Before Waivers
Ratio of Expenses to Average Net Assets	1.32%		1.46%		1.57%	1.66%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%		0.33%		0.22%	0.43%	(0.12)%
After Waivers
Ratio of Expenses to Average Net Assets	1.32%		1.46%		1.48%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.33%		0.31%	0.59%	0.13%
Portfolio Turnover	10.72%		15.49%		24.20%	19.46%	21.97%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the Years Ended April 30,
	2010		2009	2008	2007	2006

Net Asset Value, at Beginning of Period	$ 8.98		$9.73	$10.07	$ 9.98	$10.21

Income (Loss) From Investment Operations:
Net Investment Income *	0.39		0.41	0.50	0.53	0.49
Net Gain (Loss) on Securities (Realized and Unrealized)	0.89		(0.76)	(0.34)	0.08	(0.24)
Total from Investment Operations	1.28		(0.35)	0.16	0.61	0.25

Distributions:
Net Investment Income	(0.39)		(0.40)	(0.50)	(0.52)	(0.48)
Realized Gains	0.00		0.00	0.00	0.00	0.00
Total from Distributions	(0.39)		(0.40)	(0.50)	(0.52)	(0.48)

Proceeds from Redemption Fees	-	**	-	-	-	-

Net Asset Value, at End of Period	$ 9.87		$8.98	$ 9.73	$10.07	$ 9.98

Total Return ***	14.39%		(3.58)%	1.63%	6.27%	2.43%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$15,005		$10,595	$10,451	$11,021	$10,040
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.94%		2.04%	1.97%	1.66%	1.67%
Ratio of Net Investment Income to Average Net Assets	3.24%		3.50%	4.17%	4.71%	4.28%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%		1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	4.09%		4.43%	5.04%	5.27%	4.85%
Portfolio Turnover	12.73%		16.70%	5.03%	15.04%	14.61%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995. The Value Fund’s investment objective is growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Funds’ 2009 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The

CROFT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2010

treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. For the year ended April 30, 2010, the Value Fund reclassified distributions in excess of net investment income in the amount of $116,476 to paid in capital. For the year ended April 30, 2010, the Income Fund reclassified expired capital loss carryforwards in the amount of $139,760 to paid in capital.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Subsequent Events: Subsequent events have been evaluated through the date the financial statements were issued.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized as level 3.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the funds. These securities will be classified as level 1 of the value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized as level 3 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as level 2.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of April 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$275,250,382	$0	$0	$275,250,382
U.S. Government Obligations	0	8,728,164	0	8,728,164
Money Market Fund	36,354,630	0	0	36,354,630
Total	$311,605,012	$8,728,164	$0	$320,333,176

The following table summarizes the inputs used to value the Income Fund’s assets measured at fair value as of April 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$293,483	$0	$0	$293,483
Corporate Bonds	0	11,651,863	0	11,651,863
Municipal Bonds	0	110,274	0	110,274
Convertible Bonds	0	243,363	0	243,363
U.S Government Obligations	0	1,683,136	0	1,683,136
Money Market Fund	823,656	0	0	823,656
Total	$1,117,139	$13,688,636	$0	$14,805,775

Neither Fund held any level 3 assets during the year ended April 30, 2010. For more detail on the investments, please refer to the Schedule of Investments. The Funds did not hold any derivative instruments at any time during the year.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the year ended April 30, 2010, the Advisor earned fees from the Value Fund of $1,372,586. Through August 30, 2010, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.47% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s average net assets. The Advisor was not required to waive or reimburse fees for the year ended April 30, 2010.  At April 30, 2010, the Value Fund owed the Advisor $8,152.

For the year ended April 30, 2010, the Advisor earned fees from the Income Fund of $100,815 before the waiver/reimbursement described below.  Through August 30, 2010, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Income Fund to limit the overall expense ratio to 1.10% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived and reimbursed fees in the amount of $107,665 for the year ended April 30, 2010. At April 30, 2010 the Income Fund owed the Advisor $105.

Pursuant to a plan of distribution, the Funds may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the year ended April 30, 2010, the Value Fund and the Income Fund incurred distribution fees of $365,049 and $31,904, respectively. At April 30, 2010 the Value Fund and Income Fund owed the Advisor $2,168 and $205, respectively.

A director and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $2,500 plus expenses for services related to the Corporation.

Note 5. Capital Share Transactions

At April 30, 2010, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund), and paid in capital amounted to $297,551,817 for the Value Fund and $14,732,764 for the Income Fund.

Note 6. Investments

Value Fund

For the year ended April 30, 2010, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $178,836,074 and $14,374,398, respectively. For the year ended April 30, 2010, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $8,742,779 and $0, respectively. For federal income tax purposes, as of April 30, 2010, the gross unrealized appreciation for all securities totaled $30,593,821 and the gross unrealized depreciation for all securities totaled $4,686,620, for a net unrealized appreciation of $25,907,201.  The aggregate cost of securities for federal income tax purposes at April 30, 2010 was $294,425,975.

During the year ended April 30, 2010, the Value Fund accepted securities eligible for investment for fund shares issued (Transfers In-Kind) at a market value of $1,830,113.

Income Fund

For the year ended April 30, 2010, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $3,613,223 and $1,393,843, respectively.  For the year ended April 30, 2010, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $1,409,637 and $0, respectively.  For federal income tax purposes, as of April 30, 2010, the gross unrealized appreciation for all securities totaled $1,101,981 and the gross unrealized depreciation for all securities totaled $27,326, for a net unrealized appreciation of $1,074,655.  The aggregate cost of securities for federal income tax purposes at April 30, 2010 was $13,731,120.

Note 7. Distributions to Shareholders

VALUE FUND

The Value Fund makes distributions annually. During the year ended April 30, 2010, distributions of $0.02 per share, or $164,140 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the fiscal year ended April 30, 2010 and 2009 were as follows:

Distributions paid from:                                 4/30/2010                         4/30/2009

Ordinary Income                                              $164,140                          $216,487

Long Term Capital Gain                                               0                            384,866

                                                                         $164,140                          $601,353

As of April 30, 2010, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                 $                 0

Capital Loss Carryforward                         (10,171,705)

Unrealized Appreciation/(Depreciation)      25,907,201

                                                                    $15,735,496

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses of wash sales and post October losses. The Value Fund elected to defer post October losses in the amount of $1,209,819.

INCOME FUND

The Income Fund makes quarterly income distributions. During the year ended April 30, 2010, distributions of $0.39 per share, or $527,064 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the fiscal year ended April 30, 2010 and 2009 were as follows:

Distributions paid from:                                 4/30/2010                         4/30/2009

Ordinary Income                                              $527,064                          $437,520

                                                                         $527,064                          $437,520

As of April 30, 2010, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                  $         25,553

Capital Loss Carryforward                                (819,932)

Unrealized Appreciation/(Depreciation)           1,074,655

                                                                     $       280,276

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the difference in original cost and market value of securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of April 30, 2010, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 84% of the voting securities of the Value Fund and may be deemed to control the Value Fund.  As of April 30, 2010 SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 25% of the voting securities of the Income Fund and may be deemed to control the Income Fund

Note 9. Capital Loss Carryforwards

At April 30, 2010, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $819,932, of which $21,085 expires in 2011, $120,791 expires in 2016, $136,470 expires in 2017 and $541,586 expires in 2018. Capital loss carryforwards in the amount of $139,760 expired during the year ended April 30, 2010.  At April 30, 2010, the Value Fund had available for federal income tax purposes an unused capital loss carryforward of $10,081,912 which $4,448,809 expires in 2017 and $5,633,103 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Note 10. Loan Agreement

The Value Fund has a $5,750,000 Loan Agreement with U.S. Bank Borrowings under this agreement are secured by investments held in the Value Fund’s portfolio and bear interest at the Prime Rate in effect on the day the loan is made.  As of April 30, 2010, there was no outstanding balance and there were no outstanding borrowings made during the fiscal year then ended.

Note 11. Change of Ownership of Advisor

On May 17, 2010, the Board of Directors approved a new management agreement, subject to shareholder approval.  The Special Meeting of Shareholders is scheduled for August 16, 2010. Subject to shareholder approval, L. Gordon Croft will redeem his 60% interest in the Advisor, and Kent and G. Russell Croft will each own 50% of the Advisor’s outstanding voting shares.

CROFT FUNDS

AUDITOR’S OPINION

APRIL 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Directors

Croft Funds Corporation

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Croft Funds Corporation (the “Funds”), comprising Croft Value Fund and Croft Income Fund as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the Funds’ custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Croft Funds Corporation as of April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 28, 2010

CROFT FUNDS

EXPENSE ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Croft Funds, you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 through April 30, 2010.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CROFT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2010 (UNAUDITED)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2009	April 30, 2010	November 1, 2009 to April 30, 2010

Actual	$1,000.00	$1,174.55	$7.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.25	$6.61

* Expenses are equal to the Value Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2009	April 30, 2010	November 1, 2009 to April 30, 2010

Actual	$1,000.00	$1,035.80	$5.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.34	$5.51

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CROFT FUNDS

TRUSTEES AND OFFICERS

APRIL 30, 2010 (UNAUDITED)

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Age	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Age: 47	Director, President, CCO, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	2	Croft-Leominster Inc., Wildfowl Trust of North America, St. Paul’s School	15 years
L. Gordon Croft[2] Age: 77	Vice President of the Corporation. Vice President, Chief Investment Officer and Director of Croft-Leominster, Inc. since 1989.	N/A	Croft-Leominster Inc.	15 years
Phillip Vong Age: 35	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	6 years
George Russell Croft[2] Age: 36	Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	N/A	Croft Leominster Inc.	3 years

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation,

  Canton House, 300 Water Street, Baltimore, Maryland 21202.

2 L. Gordon Croft is the father of Kent G. Croft and Russell G. Croft.  They are “interested persons”

  of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the

  Fund’s adviser.

CROFT FUNDS

TRUSTEES AND OFFICERS (CONTINUED)

APRIL 30, 2010 (UNAUDITED)

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Age	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
George D. Edwards, II Age: 72	Director (and Chairman) of the Corporation. Past Chairman of the Board of the Omega Organization Inc., a financial services consulting firm, from 1995-2003. President and Chief Executive Officer, Hottman Edwards Advertising, Inc., 1971-1995.	2	None	15 years (Chairman 8 years)
Charles Jay McLaughlin Age: 47	Director of the Corporation. President, Orion Safety Products as of January 1999. Attorney, Oppenheimer Wolff & Donnelly (law firm, 1989-1995).	2	Orion Safety Products	11 years

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation,

  Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2010 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

CROFT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

1-800-746-3322

                 This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

CROFT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

For purposes of this paragraph:

(a) The term "waiver" means the approval by the registrant of a material departure from a provision of the code of ethics; and

(b) The term "implicit waiver" means the registrant's failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer, as defined in Rule 3b-7 under the Exchange Act (17 CFR 240.3b-7), of the registrant.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert.  This is because the Board has determined that in view of the nature of the publicly traded stock and cash nature of the holdings and unitary fee approach to expenses taken by the Fund, the financial experience and expertise of the Board members is adequate.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2010

$ 23,000

FY 2009

$ 23,000

(b)

Audit-Related Fees

Registrant

FY 2010

$ 0

FY 2009

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2010

$ 4,500

FY 2009

$ 5,000

Nature of the fees:

Federal and State Tax Returns.  The 2010 amount is an estimate and has not been billed yet.

(d)

All Other Fees

Registrant

FY 2010

$ 1,326

FY 2009

$ 1,380

Nature of the fees:

Out of pocket expenses and consents

(e)

(1)

Audit Committee’s Pre-Approval Policies

Independent Board members pre-approve all work done by the outside auditors before the work is performed.  The independent Board members select the independent audit firm at the beginning of the fiscal year and shortly thereafter the proposed work for the fiscal year is presented in writing by the audit firm, approved by the Adviser, and approved by the independent Board members.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2010

$ 4,500

FY 2009

$ 5,000

Part of the 2010 amount is an estimate and has not been billed yet.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.  All non audit services were pre-approved by the audit committee.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date July 2, 2010

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date July 2, 2010

* Print the name and title of each signing officer under his or her signature.